Commitments and Contingencies	6 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

1)	Contingent consideration in acquisition of 39Pu

In connection with acquisition of 39Pu (Note 5), a contingent cash consideration of $0.6 million and a share consideration of $1.2 million will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39 Pu in its next fiscal years. Due to the effects of COVID-19, the financial performance of 39Pu is not expected to meet the earn-out payment conditions and the Company does not expect incurring the contingent considerations.

2)	Lease Commitments

As of December 31, 2019, the Company leases offices space under certain non-cancelable operating leases, with terms ranging between one and ten years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company's leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

December 31, 2019

Rights of use lease assets	$1,189,294

Operating lease liabilities, current	391,665
Operating lease liabilities, noncurrent	781,661
Total operating lease liabilities	$1,173,326

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019

December 31, 2019
Remaining lease term and discount rate
Weighted average remaining lease term (years)	3.51
Weighted average discount rate	4.75%

During the years ended December 31, 2019 and 2018, the Company incurred total operating lease expenses of $202,970 and $30,613, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

2020	$401,744
2021	366,029
2022	235,033
2023	207,677
2024 and thereafter	60,013
Total lease payments	1,270,496
Less: imputed interest	(97,170)
Present value of lease liabilities	$1,173,326